[LETTERHEAD OF VAN KAMPEN FUNDS INC.]


July 29, 2008


Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

     Re:  Van Kampen American Capital Insured Income Trust,
          Series 78 and Intermediate Series 79
          File No. 333-57654   CIK #897191

Ladies and Gentlemen:

     In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent post-effective amendment to the the registration statement was filed electronically with the Commission on July 24, 2008.

                                                               Very truly yours,

                                                             /s/ John F. Tierney

                                                                 John F. Tierney
                                                             Executive Director,
                                                           Van Kampen Funds Inc.